UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance February 28, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Municipal Money Market Fund	3.13%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2023, the most recent period shown in the table, would have been 3.10% for Fidelity® Municipal Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	80.8
8 - 30	1.6
31 - 60	7.9
61 - 90	0.5
91 - 180	2.8
> 180	6.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 42.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 3.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.96% 3/7/23, VRDN (b)(c)	51,215	51,215
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.54% 3/7/23, VRDN (b)	38,450	38,450
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 2.8% 3/1/23, VRDN (b)(c)	1,000	1,000
West Jefferson Indl. Dev. Series 2008, 3.54% 3/7/23, VRDN (b)	10,900	10,900
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 2.8% 3/1/23, VRDN (b)(c)	26,325	26,325
TOTAL ALABAMA		127,890
Alaska - 1.4%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.35% 3/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	22,400	22,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 3.55% 3/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,350	13,350
Series 1994 C, 3.45% 3/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	20,000	20,000
TOTAL ALASKA		55,750
Arizona - 0.7%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 3.48% 3/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	5,000	5,000
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.61% 3/7/23, VRDN (b)	2,400	2,400
Series 2009 B, 3.61% 3/7/23, VRDN (b)	9,900	9,900
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 3.46% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	3,300	3,300
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 3.6% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	4,925	4,925
TOTAL ARIZONA		25,525
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.96% 3/7/23, VRDN (b)(c)	10,300	10,300
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 3.55% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)	100	100
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 3.45% 3/7/23, VRDN (b)	9,800	9,800
TOTAL COLORADO		9,900
Connecticut - 0.4%
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 3.58% 3/7/23, LOC Citizens Bank NA, VRDN (b)(c)	2,900	2,900
Series 2004 B, 3.55% 3/7/23, LOC Citizens Bank NA, VRDN (b)	1,000	1,000
Connecticut Hsg. Fin. Auth. Series 2019 A, 3.5% 3/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)(c)	9,925	9,925
TOTAL CONNECTICUT		13,825
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 3.74% 3/7/23, VRDN (b)(c)	8,200	8,200
District Of Columbia - 0.2%
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.58% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,475	2,475
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 3.45% 3/7/23, LOC TD Banknorth, NA, VRDN (b)	5,615	5,615
TOTAL DISTRICT OF COLUMBIA		8,090
Florida - 1.1%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 3.55% 3/7/23, LOC PNC Bank NA, VRDN (b)(c)	1,545	1,545
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Savannah Springs Apts. Proj.) Series G, 3.45% 3/7/23, LOC Citibank NA, VRDN (b)(c)	11,695	11,695
FNMA:
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) Series 2003, 3.45% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	5,200	5,200
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series 2003 G, 3.51% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	5,225	5,225
Series 2006 H, 3.52% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	5,595	5,595
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.45% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	5,300	5,300
(Morgan Creek Apts. Proj.) Series 2003, 3.45% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	9,600	9,600
TOTAL FLORIDA		44,160
Georgia - 1.0%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3% 3/1/23, VRDN (b)(c)	6,750	6,750
3.05% 3/1/23, VRDN (b)(c)	15,970	15,970
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 2.85% 3/1/23, VRDN (b)	3,400	3,400
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.47% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 2.85% 3/1/23, VRDN (b)	1,000	1,000
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 3.52% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	7,230	7,230
TOTAL GEORGIA		40,810
Illinois - 3.6%
Chicago Midway Arpt. Rev. Series 2014 C, 3.47% 3/7/23, LOC PNC Bank NA, VRDN (b)(c)	84,210	84,210
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 3.54% 3/7/23, LOC Bayerische Landesbank, VRDN (b)(c)	37,770	37,770
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 3.54% 3/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	5,765	5,765
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 3.52% 3/7/23, LOC Freddie Mac, VRDN (b)(c)	7,135	7,135
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.61% 3/7/23, LOC Freddie Mac, VRDN (b)(c)	6,000	6,000
TOTAL ILLINOIS		140,880
Indiana - 1.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 3.65% 3/7/23, VRDN (b)(c)	36,250	36,250
Series 2003 B, 3.67% 3/7/23, VRDN (b)(c)	22,500	22,494
TOTAL INDIANA		58,744
Iowa - 3.7%
Council Bluffs Poll. Cont. Series 1995, 3.64% 3/7/23, VRDN (b)	1,000	1,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 3.63% 3/7/23, VRDN (b)(c)	45,100	45,100
Series 2016 B, 3.63% 3/7/23, VRDN (b)(c)	17,600	17,600
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.7% 3/7/23, VRDN (b)(c)	82,030	82,030
TOTAL IOWA		145,730
Kansas - 1.9%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.7% 3/7/23, VRDN (b)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.7% 3/7/23, VRDN (b)	3,200	3,200
Series 2007 B, 3.7% 3/7/23, VRDN (b)	14,000	14,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 3.49% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	25,100	25,100
Series 2002, 3.49% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.7% 3/7/23, VRDN (b)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 3.7% 3/7/23, VRDN (b)	5,200	5,200
TOTAL KANSAS		75,800
Kentucky - 2.1%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 3.7% 3/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	6,070	6,070
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.7% 3/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	33,900	33,900
Series 1993 B, 3.7% 3/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	40,000	40,000
Louisville & Jefferson County Series 2013 C, 3.51% 3/7/23, LOC PNC Bank NA, VRDN (b)	2,105	2,105
TOTAL KENTUCKY		82,075
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 3.18% 3/7/23, VRDN (b)(c)	13,000	13,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.95% 3/7/23, VRDN (b)	2,600	2,600
TOTAL LOUISIANA		15,600
Maryland - 0.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 3.47% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	9,700	9,700
Michigan - 1.5%
Michigan Fin. Auth. Rev. Series 2016 E3, 3.5% 3/7/23, VRDN (b)	22,750	22,750
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 3.47% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	21,675	21,675
Series 2018 C, 3.47% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	9,325	9,325
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.46% 3/7/23, LOC Bank of Nova Scotia, VRDN (b)	2,400	2,400
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.46% 3/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	4,000	4,000
TOTAL MICHIGAN		60,150
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 3% 3/1/23, VRDN (b)(c)	25,800	25,800
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 3.15% 3/1/23, VRDN (b)(c)	1,200	1,200
TOTAL MISSISSIPPI		27,000
Nebraska - 1.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	9,595	9,595
Series 2015 B, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	15,095	15,095
Series 2015 D, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,635	8,635
Series 2016 B, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	5,945	5,945
Series 2016 D, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,805	8,805
Series B, 3.45% 3/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,900	8,900
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.96% 3/7/23, VRDN (b)(c)	1,600	1,600
Series 1998, 3.96% 3/7/23, VRDN (b)(c)	2,200	2,200
TOTAL NEBRASKA		60,775
Nevada - 0.4%
Clark County Arpt. Rev. Series 2008 C1, 3.59% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	17,500	17,500
New York - 2.3%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Cook Street Apts. Proj.) Series A, 3.16% 3/7/23, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,000	1,000
(Related-Upper East Proj.) Series A, 3.45% 3/7/23, LOC Landesbank Baden-Wurttemberg, VRDN (b)(c)	25,700	25,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 3.54% 3/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,980	2,980
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 3.55% 3/7/23, LOC Freddie Mac, VRDN (b)(c)	14,565	14,565
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 3.55% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	13,600	13,600
Series 2008 A, 3.56% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	31,015	31,015
TOTAL NEW YORK		88,860
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 1992 2, 3.47% 3/30/23, VRDN (b)(d)	500	500
Series 1995 4, 3.5% 3/30/23, VRDN (b)(c)(d)	3,900	3,900
TOTAL NEW YORK AND NEW JERSEY		4,400
North Carolina - 0.2%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 3.47% 3/7/23, VRDN (b)(c)	7,500	7,500
Ohio - 0.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.48% 3/7/23, LOC Northern Trust Co., VRDN (b)	2,635	2,635
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 3.5% 3/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	120	120
Series 2016 H, 3.5% 3/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)(c)	10,000	10,000
TOTAL OHIO		12,755
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 3.49% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	2,770	2,770
(New Columbia - Trouton Proj.) Series 2005, 3.49% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	4,310	4,310
TOTAL OREGON		7,080
Pennsylvania - 0.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 3.44% 3/7/23, LOC Truist Bank, VRDN (b)	9,335	9,335
Beaver County Indl. Dev. Auth. Series 2018 A, 3.44% 3/7/23, LOC Truist Bank, VRDN (b)	700	700
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 3.48% 3/7/23, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,905	6,905
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 3.5% 3/7/23, LOC Citizens Bank NA, VRDN (b)	400	400
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 3.47% 3/7/23, LOC Citizens Bank NA, VRDN (b)	3,620	3,620
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.5% 3/7/23, LOC Fannie Mae, VRDN (b)	2,675	2,675
TOTAL PENNSYLVANIA		23,635
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 3.96% 3/7/23, VRDN (b)(c)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.45% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,000	15,000
TOTAL SOUTH CAROLINA		16,000
Tennessee - 0.5%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 3.48% 3/7/23, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	6,400	6,400
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 3.7% 3/7/23, VRDN (b)(c)	5,200	5,200
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 3.47% 3/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	7,800	7,800
TOTAL TENNESSEE		19,400
Texas - 6.4%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 3.49% 3/7/23, LOC Citibank NA, VRDN (b)(c)	8,600	8,600
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 3.49% 3/7/23, LOC Citibank NA, VRDN (b)(c)	1,700	1,700
Calhoun Port Auth. Envir. Facilities Rev. Series 2007 A, 3.5% 3/7/23, LOC PNC Bank NA, VRDN (b)(c)	6,665	6,665
Houston Util. Sys. Rev. Series 2004 B3, 3.15% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	2,200	2,200
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.96% 3/7/23, VRDN (b)(c)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 3.48% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	10,310	10,310
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 3.18% 3/7/23, VRDN (b)(c)	25,000	25,000
Series 2001, 3.18% 3/7/23, VRDN (b)(c)	24,000	24,000
Series 2002, 3.18% 3/7/23, VRDN (b)(c)	20,900	20,900
Series 2010 A, 3.45% 3/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	7,800	7,800
Series 2012, 3.4% 3/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	9,500	9,500
Port Arthur Navigation District Jefferson County Rev.:
Series 2000 B, 3.6% 3/7/23 (TotalEnergies SE Guaranteed), VRDN (b)(c)	10,000	10,000
Series 2022 B, 3.6% 3/7/23 (TotalEnergies SE Guaranteed), VRDN (b)(c)	9,300	9,300
Texas Gen. Oblig.:
Series 2002 A, 3.55% 3/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,570	20,570
Series 2003 A, 3.55% 3/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	13,705	13,705
Series 2007 B, 3.55% 3/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,075	20,075
Series 2015 A, 3.5% 3/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,580	2,580
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) Series 2005, 3.46% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	4,980	4,980
(Primrose at Bammel Apts. Proj.) Series 2005, 3.52% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	6,480	6,480
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, 3.46% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	9,300	9,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) Series 2006, 3.56% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	14,295	14,295
(Windshire Apts. Proj.) Series 2007, 3.46% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	11,100	11,100
TOTAL TEXAS		251,660
Washington - 1.0%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) Series 2000, 3.49% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	15,405	15,405
Port of Seattle Rev. Series 2008, 3.6% 3/7/23, LOC MUFG Bank Ltd., VRDN (b)(c)	15,860	15,860
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Lodge at Eagle Ridge Proj.) Series A, 3.46% 3/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	8,885	8,885
TOTAL WASHINGTON		40,150
West Virginia - 2.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.43% 3/7/23, VRDN (b)(c)	37,475	37,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.45% 3/7/23, VRDN (b)(c)	42,400	42,400
TOTAL WEST VIRGINIA		79,875
Wisconsin - 1.4%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 3.5% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(e)	53,200	53,200
Wyoming - 0.6%
Converse County Envir. Impt. Rev. Series 1995, 3.5% 3/7/23, VRDN (b)(c)	3,600	3,600
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 3.64% 3/7/23, VRDN (b)(c)	16,800	16,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.6% 3/7/23, VRDN (b)	2,000	2,000
TOTAL WYOMING		22,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,665,319)		1,665,319

Tender Option Bond - 39.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.0%
Huntsville Hosp. Participating VRDN Series XG 03 84, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,910	1,910
Arizona - 0.8%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.54% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	675	675
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	7,115	7,115
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	6,500	6,500
Mesa Util. Sys. Rev. Participating VRDN:
Series Solar 17 0026, 3.47% 3/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	2,815	2,815
Series XM 10 12, 3.47% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,400	2,400
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 3.52% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,125	4,125
Series YX 12 72, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,755	2,755
Tempe Union High School District #213 Participating VRDN Series XF 23 31, 3.47% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,400	3,400
TOTAL ARIZONA		29,785
California - 1.4%
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	800	800
Series Floaters XF 24 67, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,500	3,500
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 3.46% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,520	2,520
Series Floaters XF 27 24, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	1,200	1,200
Series Floaters XX 10 28, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	8,000	8,000
Series XM 08 69, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	5,780	5,780
Series YX 12 29, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,980	4,980
Series ZL 02 47, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,940	1,940
Series ZM 04 73, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	425	425
Series ZM 04 87, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,470	1,470
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,900	2,900
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XX 12 15, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,000	2,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 01 01, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	960	960
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,400	6,400
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	7,205	7,205
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,145	3,145
TOTAL CALIFORNIA		53,225
Colorado - 3.9%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 004, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	18,000	18,000
Series XF 14 33, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,000	3,000
Series XF 30 40, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,100	3,100
Series XG 02 51, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,665	2,665
Series XM 08 29, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,900	3,900
Series XM 08 41, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,000	4,000
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	6,900	6,900
Denver City & County Arpt. Rev.:
Bonds Series G-114, 3.67%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)(g)	400	400
Participating VRDN:
Series 2022 XX 12 60, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,450	6,450
Series 2022 XX 12 61, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,750	3,750
Series Floaters XG 01 96, 3.55% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	47,905	47,905
Series Floaters XL 00 83, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	23,665	23,665
Series Floaters XL 00 84, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	13,665	13,665
Series Floaters ZF 06 89, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	4,375	4,375
Series Floaters ZF 06 90, 3.5% 3/6/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	9,315	9,315
Series Floaters ZF 06 91, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	3,680	3,680
TOTAL COLORADO		154,770
Connecticut - 2.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,300	4,300
Series Floaters 016, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	86,730	86,730
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.6%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	3,300	3,300
TOTAL CONNECTICUT		94,330
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,600	2,600
District of Columbia Income Tax Rev. Participating VRDN Series XM 10 77, 3.45% 3/7/23 (Liquidity Facility UBS AG) (b)(f)(g)	3,750	3,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series 2022 XG 04 04, 3.51% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	7,300	7,300
Series XF 08 52, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,355	1,355
Series XF 09 20, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,145	2,145
Series XG 02 67, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,280	3,280
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 3.54% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	2,295	2,295
Series Floaters XF 27 94, 3.5% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	1,545	1,545
TOTAL DISTRICT OF COLUMBIA		24,270
Florida - 2.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 3.5% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,905	1,905
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	15,950	15,950
Series XG 04 43, 3.49% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,445	3,445
Broward County Convention Ctr. Bonds Series MS 00 11, 3.5%, tender 3/23/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	9,200	9,200
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 3.48% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,320	3,320
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.42% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	900	900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	735	735
Series XG 02 81, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	375	375
Series ZF 09 31, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,605	1,605
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XM 10 72, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,750	3,750
Fort Myers Util. Sys. Rev. Participating VRDN Series 2022 XF 13 85, 3.52% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,200	3,200
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 3.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)(g)	1,400	1,400
Participating VRDN:
Series XF 14 63, 3.52% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,940	3,940
Series XF 28 77, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	9,100	9,100
Series XL 04 30, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,750	3,750
Series XM 08 96, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	6,375	6,375
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 3.49% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	6,130	6,130
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	940	940
Miami-Dade County Participating VRDN Series XF 11 59, 3.49% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	8,100	8,100
Miami-Dade County Aviation Rev. Participating VRDN Series 2022 025, 3.6% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,500	2,500
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,585	3,585
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,070	2,070
Orlando Health Participating VRDN Series 026, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,000	1,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 03 70, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,380	2,380
Series XM 07 82, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,190	3,190
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,700	7,700
Series XM 08 68, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	700	700
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	400	400
TOTAL FLORIDA		111,145
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	19,400	19,400
Series Floaters E 107, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	14,800	14,800
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	3,785	3,785
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	990	990
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,945	2,945
Series XG 04 46, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,450	2,450
Main Street Natural Gas, Inc. Participating VRDN:
Series 2022 ZL 03 05, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,995	1,995
Series ZL 03 06, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,025	2,025
Series ZL 03 09, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,370	2,370
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,425	6,425
TOTAL GEORGIA		57,185
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XX 12 17, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	7,870	7,870
Series YX 12 52, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,895	5,895
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	12,290	12,290
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 3.47% 3/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	4,950	4,950
TOTAL HAWAII		31,005
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Participating VRDN Series XG 03 74, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,180	2,180
Illinois - 4.4%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	19,900	19,900
Series 2022 XF 30 45, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,000	4,000
Series Floaters XL 01 05, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,400	2,400
Series XG 04 34, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,750	2,750
Series XM 10 05, 3.57% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,300	1,300
Series XX 12 64, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,955	2,955
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 3.46% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	9,020	9,020
Series Floaters XG 02 19, 3.46% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	6,475	6,475
Series Floaters XM 06 86, 3.49% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	4,480	4,480
Series XF 14 30, 3.49% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,810	2,810
Series XF 28 66, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,650	3,650
Series XX 12 45, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	9,800	9,800
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,400	4,400
Illinois Fin. Auth. Participating VRDN Series XF 30 36, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,000	4,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series 2022 ZL 03 54, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,500	2,500
Series Floaters 017, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	14,665	14,665
Series XF 07 11, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	11,050	11,050
Series XF 11 47, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,300	2,300
Series XG 04 50, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,465	3,465
Series YX 12 26, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,575	4,575
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,000	7,000
Series Floaters YX 10 72, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,595	2,595
Series Floaters YX 10 86, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,660	1,660
Series XF 10 10, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,800	5,800
Series XM 07 59, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,125	1,125
Series XM 10 48, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	4,345	4,345
Series XX 11 41, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,400	1,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 3.48% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,000	2,000
Series XF 14 22, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,670	2,670
Series XM 00 78, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	15,375	15,375
Series XM 04 75, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,680	4,680
Series XM 10 02, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,245	4,245
Metropolitan Pier & Exposition Participating VRDN Series 2022 XG 04 16, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,875	1,875
TOTAL ILLINOIS		171,265
Indiana - 0.6%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	9,400	9,400
Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 3.52%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)(g)	13,800	13,800
TOTAL INDIANA		23,200
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.52% 3/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	2,925	2,925
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series XM 08 39, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,390	2,390
Series XM 08 42, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,575	2,575
TOTAL KENTUCKY		7,890
Louisiana - 3.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 3.45% 3/7/23 (Liquidity Facility Citibank NA) (b)(f)(g)	114,600	114,600
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	11,240	11,240
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,900	6,900
TOTAL LOUISIANA		132,740
Maryland - 0.5%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	400	400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	3,290	3,290
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,600	1,600
Univ. of Maryland Med. Sys., Participating VRDN Series 2022 031, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	13,415	13,415
TOTAL MARYLAND		18,705
Michigan - 0.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	15,300	15,300
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,380	2,380
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,660	1,660
Series XM 04 72, 3.45% 3/7/23 (Liquidity Facility Citibank NA) (b)(f)(g)	5,500	5,500
TOTAL MICHIGAN		24,840
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,200	5,200
Missouri - 1.7%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 3.61% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	9,400	9,400
Series XG 04 02, 3.49% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	4,000	4,000
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,900	2,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,000	3,000
Series Floaters XG 01 84, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	6,200	6,200
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.44% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	29,900	29,900
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters C17, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,500	5,500
RBC Muni. Products, Inc. Trust Bonds Series 2023, 3.62%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100	2,100
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,240	2,240
TOTAL MISSOURI		65,240
Montana - 0.0%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 3.41% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	200	200
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,400	1,400
Series 2022 ZL 03 03, 3.47% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,380	3,380
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	5,545	5,545
TOTAL NEBRASKA		10,325
Nevada - 0.1%
Clark County School District Participating VRDN Series XF 14 73, 3.54% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,600	1,600
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100	2,100
TOTAL NEVADA		3,700
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,055	1,055
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,750	1,750
Series Floaters XL 00 52, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,625	6,625
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	910	910
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,100	3,100
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,900	1,900
Series Floaters XX 10 93, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,900	3,900
Series XF 11 54, 3.51% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,900	1,900
Series YX 12 68, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500	3,500
TOTAL NEW JERSEY		24,640
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,575	2,575
New York - 3.9%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 3.57% 4/11/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,225	1,225
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	30,700	30,700
Series XF 13 36, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,325	4,325
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 3.5%, tender 3/23/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,700	2,700
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 3.44% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,800	4,800
Series XF 24 19, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,625	5,625
Series XF 28 68, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,000	7,000
Series XF 28 78, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,100	4,100
Series XF 30 00, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	11,700	11,700
Series XG 02 90, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	28,665	28,665
Series XX 11 56, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,165	9,165
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.52% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	43,500	43,500
TOTAL NEW YORK		153,505
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 06 83, 3.46% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,000	2,000
Series Floaters XM 06 16, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	8,740	8,740
Series ROC 14086, 3.47% 3/7/23 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	12,210	12,210
Series YX 11 78, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,625	5,625
Series ZL 02 55, 3.49% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,100	1,100
TOTAL NEW YORK AND NEW JERSEY		29,675
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2022 ZL 03 41, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,135	2,135
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN Series XM 10 11, 3.49% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,100	2,100
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ZL 02 61, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,425	3,425
TOTAL NORTH CAROLINA		7,660
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,900	1,900
Ohio - 1.2%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 3.52% 3/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	1,755	1,755
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	5,300	5,300
Cuyahoga County Hosp. Rev. Participating VRDN:
Series 2022 XX 12 67, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,500	4,500
Series XX 12 66, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,845	2,845
Euclid City School District Participating VRDN Series G-39, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100	2,100
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 3.45% 3/7/23 (Liquidity Facility Citibank NA) (b)(f)(g)	4,000	4,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,205	9,205
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,800	3,800
Series XX 12 48, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,000	2,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,500	7,500
Series C18, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,400	2,400
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.62%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	1,100	1,100
TOTAL OHIO		46,505
Oklahoma - 0.3%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,500	4,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series E 140, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,200	3,200
Series Floaters XG 02 10, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	310	310
Series XX 12 24, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,200	4,200
TOTAL OKLAHOMA		12,210
Oregon - 0.2%
Port of Portland Arpt. Rev. Participating VRDN Series 2022 YX 11 77, 3.48% 3/2/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	8,500	8,500
Pennsylvania - 1.5%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,200	3,200
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,700	2,700
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 3.49% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,200	2,200
Series XM 08 87, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	765	765
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series XG 04 37, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	17,000	17,000
Series XM 10 83, 3.51% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	6,970	6,970
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,615	3,615
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series BC 22 018, 3.31% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,200	2,200
Series XM 10 08, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	830	830
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	11,245	11,245
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series XG 02 53, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,260	1,260
Series XM 00 05, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,200	4,200
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XG 04 13, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,400	1,400
TOTAL PENNSYLVANIA		60,685
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 3.47% 3/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	7,685	7,685
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters XF 07 43, 3.49% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,000	2,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,015	1,015
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500	3,500
Series Floaters XG 01 49, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,000	2,000
TOTAL SOUTH CAROLINA		16,200
Tennessee - 0.2%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 3.49% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,300	3,300
Series YX 11 39, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,000	3,000
TOTAL TENNESSEE		6,300
Texas - 1.2%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,800	5,800
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	945	945
Deutsche Bank Spears/Lifers Trust Participating VRDN Series DB 80 93, 3.47% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	4,200	4,200
El Paso Wtr. & Swr. Rev. Bonds Series 2022 MS 00 10, 3.52%, tender 4/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,200	5,200
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,200	1,200
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,300	2,300
North Ft. Bend Wtr. Auth. Participating VRDN:
Series XL 04 22, 3.53% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,300	2,300
Series ZF 30 86, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,990	3,990
North Texas Tollway Auth. Rev. Bonds Series G-112, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	600	600
RBC Muni. Products, Inc. Trust Bonds Series G 124, 3.62%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)(h)	1,300	1,300
Spring Branch Independent School District Participating VRDN Series XL 03 35, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,875	1,875
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,900	6,900
Series XG 02 78, 3.46% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	440	440
Series XG 04 21, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,125	2,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,000	5,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series XF 13 29, 3.46% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	5,000	5,000
TOTAL TEXAS		49,175
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,575	3,575
Salt Lake City Arpt. Rev. Participating VRDN Series XX 12 49, 3.47% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,920	2,920
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,440	2,440
TOTAL UTAH		8,935
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,100	1,100
Fairfax County Indl. Dev. Auth. Participating VRDN Series ZL 02 28, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	6,500	6,500
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C19, 3.46% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,500	2,500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series Solar 17 17, 3.47% 3/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	3,215	3,215
Series XG 04 08, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,375	3,375
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.62%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	600	600
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,815	2,815
Series ZF 09 27, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,560	2,560
TOTAL VIRGINIA		22,665
Washington - 1.7%
Barclays Bank PLC Participating VRDN Series YX 12 41, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,625	3,625
CommonSpirit Health Participating VRDN Series XF 1017, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,000	1,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series 2023, 3.47% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,200	2,200
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,700	2,700
Series 2022 ZL 03 16, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,900	4,900
Series Floaters XM 06 65, 3.52% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	12,700	12,700
Series XF 13 71, 3.56% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	4,300	4,300
Series XF 26 30, 3.51% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	8,480	8,480
Series XM 08 75, 3.52% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,620	2,620
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	5,410	5,410
RBC Muni. Products, Inc. Trust Bonds Series G 123, 3.62%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	1,000	1,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,000	4,000
Series XG 02 92, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	400	400
Washington Gen. Oblig. Participating VRDN Series 2022 ZF 14 03, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,675	1,675
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 3.48% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	7,200	7,200
Series XF 30 62, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,300	2,300
Series YX 12 10, 3.52% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,600	1,600
TOTAL WASHINGTON		66,110
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,715	2,715
Wyoming - 0.2%
Cheyenne Reg'l. Med. Ctr. Participating VRDN Series XL 13 45, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,920	1,920
Wyoming Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series XL 00 70, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,600	6,600
TOTAL WYOMING		8,520
TOTAL TENDER OPTION BOND (Cost $1,551,585)		1,551,585

Other Municipal Security - 15.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2023, 3.4% 4/5/23, CP	12,300	12,300
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2018, 5% 7/1/23 (c)	1,100	1,105
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2013 A, 4.32% 3/1/23 (b)(h)	1,200	1,200
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Bonds (Chesla Ln. Prog.) Series 2017 A, 5% 11/15/23 (Escrowed to Maturity) (c)	1,100	1,112
TOTAL CONNECTICUT		2,312
Florida - 3.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds Series 2023 A, 3.54% tender 4/6/23, LOC Bank of America NA, CP mode	9,840	9,840
Florida Local Govt. Fin. Cmnty. Series 2023 A1:
3% 4/4/23, LOC JPMorgan Chase Bank, CP	9,843	9,843
3.1% 3/7/23, LOC JPMorgan Chase Bank, CP	5,700	5,700
Miami-Dade County Bonds Series 2013 B, 6% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	2,000	2,026
Miami-Dade County Aviation Rev. Series 2023, 3.55% 3/16/23, LOC Bank of America NA, CP (c)	18,700	18,700
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 3.72%, tender 9/26/23 (b)(h)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 3.67%, tender 9/26/23 (b)(h)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.72%, tender 9/26/23 (b)(h)	42,015	42,015
TOTAL FLORIDA		145,224
Georgia - 1.0%
Atlanta Arpt. Rev.:
Series 2023 N2, 3.55% 4/25/23, LOC PNC Bank NA, CP (c)	20,400	20,400
Series 2023 O2, 3.45% 4/25/23, LOC JPMorgan Chase Bank, CP (c)	17,171	17,171
TOTAL GEORGIA		37,571
Illinois - 1.1%
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.75%, tender 9/26/23 (b)(h)	40,690	40,690
Indiana - 1.6%
Indiana Fin. Auth. Rev. Bonds (Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	23,200	23,267
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	2,300	2,310
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	22,580	22,668
5.25% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	12,800	12,854
TOTAL INDIANA		61,099
Massachusetts - 0.2%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2023, 3.52% 3/15/23, LOC TD Banknorth, NA, CP	8,800	8,800
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.67%, tender 9/26/23 (b)(h)	18,845	18,845
Minnesota - 0.2%
Minnesota State Gen. Fdg. Rev. Bonds Series 2022 A, 5% 3/1/23	9,100	9,100
New Jersey - 0.3%
Beachwood BAN Series 2023 A, 5% 2/28/24 (i)	3,135	3,177
Evesham Township BAN Series 2022 B, 4% 9/20/23	3,895	3,918
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2013, 5% 3/1/23	1,500	1,500
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	1,800	1,813
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	1,900	1,933
TOTAL NEW JERSEY		12,341
New York - 1.0%
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	9,500	9,579
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	1	1
Sachem Central School District of Holbrook TAN Series 2022, 4% 3/16/23	12,100	12,106
Sag Hbr. Union Free School District TAN Series 2022, 5% 5/18/23	4,500	4,515
Sayville Union Free School District TAN Series 2022, 5% 6/23/23	14,250	14,314
TOTAL NEW YORK		40,515
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Series 2023 A, 3.1% 4/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,800	4,800
Pennsylvania - 0.1%
Pennsylvania Hsg. Fin. Agcy. Bonds Series 2021 134B, 5% 4/1/23 (c)	510	511
Philadelphia Wtr. Series 2023 C, 3.35% 3/23/23, LOC The Toronto-Dominion Bank, CP	1,000	1,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B, 3.05% 3/6/23, LOC Royal Bank of Canada, CP	1,000	1,000
TOTAL PENNSYLVANIA		2,511
Texas - 5.1%
Austin Elec. Util. Sys. Rev. Series 2023 A:
3.1% 3/7/23 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
3.9% 3/2/23 (Liquidity Facility JPMorgan Chase Bank), CP	21,000	21,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2022 B1, 3.25% tender 3/1/23, CP mode	8,800	8,800
Series 2023, 3.2% tender 4/4/23, CP mode	11,800	11,800
Harris County Gen. Oblig.:
Series 2023 D:
3% 3/8/23 (Liquidity Facility JPMorgan Chase Bank), CP	2,600	2,600
3.3% 6/6/23 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
Series 2023 D2, 3.15% 4/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,900	1,900
Series 2023 D3, 3.15% 4/3/23 (Liquidity Facility Wells Fargo Bank NA), CP	4,300	4,300
Houston Gen. Oblig. Bonds Series 2016 A, 5% 3/1/23	1,000	1,000
Love Field Arpt. Modernization Rev. Series 2023, 3.4% 5/3/23, LOC JPMorgan Chase Bank, CP (c)	8,900	8,900
Lower Colorado River Auth. Rev.:
Series 2022, 3.55% 3/2/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
Series 2023 B, 3.25% 3/30/23, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
Series 2023, 2.93% 3/2/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.75%, tender 9/26/23 (b)(h)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 3.75%, tender 9/26/23 (b)(h)	31,000	31,000
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A:
2.9% 3/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
3.2% 3/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
3.2% 4/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,900	3,900
3.2% 8/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
3.25% 4/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,300	15,300
3.5% 4/6/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,700	7,700
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A:
3.05% 3/6/23, CP	7,300	7,300
3.45% 6/26/23, CP	7,900	7,900
3.45% 6/26/23, CP	7,900	7,900
TOTAL TEXAS		200,400
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series 2023 D, 3.6% 5/17/23, LOC JPMorgan Chase Bank, CP (c)	1,400	1,400
Washington - 0.2%
Port of Seattle Rev. Bonds:
Series 2015 B, 5% 3/1/23	800	800
Series 2018 B, 5% 5/1/23 (c)	4,095	4,104
Series 2019, 5% 4/1/23 (c)	3,300	3,305
Series 2021 C, 5% 8/1/23 (c)	130	131
TOTAL WASHINGTON		8,340
TOTAL OTHER MUNICIPAL SECURITY (Cost $607,353)		607,353

Investment Company - 2.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.19% (j)(k) (Cost $88,891)	88,875	88,891

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,913,148)	3,913,148
NET OTHER ASSETS (LIABILITIES) - 0.3%	10,418
NET ASSETS - 100.0%	3,923,566

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,700,000 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,200,000 or 1.4% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	400

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.6%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	3,300

Denver City & County Arpt. Rev. Bonds Series G-114, 3.67%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	400

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 3.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	1,400

Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 3.52%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	2/09/23	13,800

North Texas Tollway Auth. Rev. Bonds Series G-112, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	600

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.62%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	1,100

Port Auth. of New York & New Jersey Series 1992 2, 3.47% 3/30/23, VRDN	7/15/20	500

Port Auth. of New York & New Jersey Series 1995 4, 3.5% 3/30/23, VRDN	8/17/20	3,900

RBC Muni. Products, Inc. Trust Bonds Series G 123, 3.62%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,000

RBC Muni. Products, Inc. Trust Bonds Series G 124, 3.62%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,300

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	400

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.62%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.19%	135,814	514,153	561,076	1,950	-	-	88,891	4.2%
Total	135,814	514,153	561,076	1,950	-	-	88,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,824,257)	$3,824,257
Fidelity Central Funds (cost $88,891)	88,891

Total Investment in Securities (cost $3,913,148)		$3,913,148
Receivable for investments sold		11,523
Receivable for fund shares sold		9,736
Interest receivable		17,957
Distributions receivable from Fidelity Central Funds		207
Prepaid expenses		3
Receivable from investment adviser for expense reductions		23
Other receivables		1
Total assets		3,952,598
Liabilities
Payable to custodian bank	$9,463
Payable for investments purchased
Regular delivery	8,900
Delayed delivery	3,177
Payable for fund shares redeemed	5,539
Distributions payable	569
Accrued management fee	812
Other affiliated payables	533
Other payables and accrued expenses	39
Total Liabilities		29,032
Net Assets		$3,923,566
Net Assets consist of:
Paid in capital		$3,923,954
Total accumulated earnings (loss)		(388)
Net Assets		$3,923,566
Net Asset Value , offering price and redemption price per share ($3,923,566 ÷ 3,916,315 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$49,397
Income from Fidelity Central Funds		1,947
Total Income		51,344
Expenses
Management fee	$5,013
Transfer agent fees	3,111
Accounting fees and expenses	177
Custodian fees and expenses	19
Independent trustees' fees and expenses	8
Registration fees	74
Audit	35
Legal	3
Miscellaneous	6
Total expenses before reductions	8,446
Expense reductions	(66)
Total expenses after reductions		8,380
Net Investment income (loss)		42,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		(17)
Net increase in net assets resulting from operations		$42,947
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,964	$10,792
Net realized gain (loss)	(17)	(37)
Net increase in net assets resulting from operations	42,947	10,755
Distributions to shareholders	(42,970)	(11,388)
Share transactions
Proceeds from sales of shares	812,193	689,167
Reinvestment of distributions	40,246	10,791
Cost of shares redeemed	(1,051,110)	(1,224,861)
Net increase (decrease) in net assets and shares resulting from share transactions	(198,671)	(524,903)
Total increase (decrease) in net assets	(198,694)	(525,536)

Net Assets
Beginning of period	4,122,260	4,647,796
End of period	$3,923,566	$4,122,260

Other Information
Shares
Sold	812,193	689,167
Issued in reinvestment of distributions	40,246	10,791
Redeemed	(1,051,110)	(1,224,861)
Net increase (decrease)	(198,671)	(524,903)

Financial Highlights
Fidelity® Municipal Money Market Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	.003	- B	.007	.013	.009
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.011	.003	- B	.008	.013	.009
Distributions from net investment income	(.011)	(.003)	- B	(.007)	(.013)	(.009)
Distributions from net realized gain	-	- B	-	(.001)	- B	-
Total distributions	(.011)	(.003)	- B	(.008)	(.013)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.07%	.27%	.01%	.76%	1.30%	.89%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.41%	.41%	.42%	.42%	.41%
Expenses net of fee waivers, if any	.42% G	.26%	.16%	.41%	.42%	.41%
Expenses net of all reductions	.42% G	.26%	.16%	.41%	.42%	.41%
Net investment income (loss)	2.14% G	.24%	.01%	.71%	1.29%	.87%
Supplemental Data
Net assets, end of period (in millions)	$3,924	$4,122	$4,648	$5,430	$6,546	$8,219

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,913,148

The Fund elected to defer to its next fiscal year approximately $325 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	167,378	180,605	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .42% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $23.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $42.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,010.70	$ 2.09
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.703548.125
MMM-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023